SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)	12 Months Ended
Dec. 31, 2012
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)

CONDENSED BALANCE SHEETS

December 31,

(in thousands, except share data)	2012	2011
ASSETS

Cash	$14,023	$346
Short-term investments, at cost which approximates fair value	431	11,217
Accounts receivable, affiliates	3,699	—
Investments in subsidiaries, at equity value	822,856	820,633
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	20,599	27,547
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	709	4,771
Income taxes receivable - current	—	2,968
Deferred debt costs	112	219
Other assets	397	482
Total assets	$914,954	$918,151

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Accounts payable, affiliates	$—	$6,684
Income taxes payable—current	207	—
Income taxes payable—deferred	15,183	15,535
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	474	571
Total liabilities	$118,591	$125,517

Shareholders’ equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	$32,728	$32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders’ equity	$796,363	$792,634
Total liabilities and shareholders’ equity	$914,954	$918,151

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)—(continued)

CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS

Years ended December 31,

(in thousands)	2012	2011	2010
Net investment income	$837	$1,179	$675
Net realized investment gains (losses)	(2,834)	42	(13)
Equity in earnings of unconsolidated investees	8,853	6,497	7,101
Selling, general and administrative expenses	(7,867)	(7,766)	(7,998)
Interest expense on debt	(6,050)	(6,050)	(6,050)
Loss before income taxes	(7,061)	(6,098)	(6,285)
Income tax benefit	(8,071)	(4,949)	(8,754)
Net earnings (loss) before equity in net earnings of subsidiaries	1,010	(1,149)	2,469
Equity in net earnings of subsidiaries	102,336	127,747	125,728
Net earnings	$103,346	$126,598	$128,197
Other comprehensive income (loss), net of tax
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	$807	$277	$(530)
Less: reclassification adjustment for losses (gains) included in net earnings	(70)	(27)	8
Other comprehensive income (loss) - parent only	737	250	(522)
Equity in other comprehensive earnings of subsidiaries/investees	25,108	21,083	19,103
Other comprehensive earnings	25,845	21,333	18,581
Comprehensive earnings	$129,191	$147,931	$146,778

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)—(continued)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31,

(in thousands)	2012	2011	2010
Cash flows from operating activities
Earnings (loss) before equity in net earnings of subsidiaries	$1,010	$(1,149)	$2,469
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment (gains) losses	2,834	(42)	13
Depreciation	30	235	271
Other items, net	852	(104)	255
Change in:
Affiliate balances receivable/payable	(10,383)	3,026	(1,109)
Federal income taxes	3,964	3,330	1,730
Stock option excess tax benefit	(1,471)	(4,210)	(2,732)
Changes in investment in unconsolidated investees:
Undistributed earnings	(8,853)	(6,497)	(7,101)
Dividends received	6,600	—	7,920
Net cash provided by (used in) operating activities	$(5,417)	$(5,411)	$1,716
Cash flows from investing activities
Purchase of:
Fixed income, available-for-sale	$(20,147)	$(29,621)	$(42,908)
Short-term investments, net	—	(10,198)	—
Property and equipment	(2,656)	(11)	(6)
Sale of:
Fixed income, available-for-sale	7,938	8,125	—
Short-term investments, net	10,786	—	15,072
Property and equipment	3,108	—	—
Call or maturity of:
Fixed income, available-for-sale	20,185	24,400	27,930
Cash dividends received-subsidiaries	138,000	150,000	208,000
Net cash provided by investing activities	$157,214	$142,695	$208,088
Cash flows from financing activities
Stock option excess tax benefit	$1,471	$4,210	$2,732
Proceeds from stock option exercises	6,104	8,821	5,087
Treasury shares purchased	—	(6,624)	(23,858)
Cash dividends paid	(145,695)	(143,371)	(193,848)
Net cash used in financing activities	$(138,120)	$(136,964)	$(209,887)
Net (decrease) increase in cash	13,677	320	(83)
Cash at beginning of year	346	26	109
Cash at end of year	$14,023	$346	$26

Interest paid on outstanding debt for 2012, 2011 and 2010 amounted to $6.0 million.  See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered public accounting firm on page 49 of this report.